Consolidated Balance Sheet (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 3,446,973	$ 1,118,243
Accounts receivable	2,100,381	1,511,709
Prepaid expenses	28,093	11,771
Total Current Assets	5,575,447	2,641,723
Property and equipment, net	12,813	15,057
Other Assets
Patent rights, net	930,854	885,950
Web development costs, net	504,643	404,986
Security deposit	5,049	5,049
Total Other Assets	1,440,546	1,295,985
TOTAL ASSETS	7,028,806	3,952,765
Current Liabilities
Accounts payable - trade	200,372	188,739
Accounts payable - related party	570,000	570,000
Accrued expenses	25,459	12,000
Revenue share payable	1,502,761	1,287,552
Deferred revenue	120,130	226,272
Total Liabilities	2,418,722	2,284,563
Stockholders' Equity
Preferred stock, $.001 par value, 10,000,000 shares authorized, 0 and 65 shares issued and outstanding at December 31, 2014 and 2013, respectively	0	0
Common stock, $.001 par value, 500,000,000 shares authorized, 22,867,319 and 14,817,496 shares issued and outstanding at December 31, 2014 and 2013, respectively	22,867	14,817
Stock warrants	2,153,295	18,148,049
Additional paid-in-capital	27,595,609	8,875,155
Stock Payable	963,063	0
Deferred stock compensation	0	(270,462)
Accumulated deficit	(26,124,750)	(25,099,357)
Total Stockholders' Equity	4,610,084	1,668,202
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 7,028,806	$ 3,952,765